FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE4:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its cash equivalents, restricted cash and deposit, short-term bank deposits, marketable securities and foreign currency derivative instruments at fair value. Cash equivalents, restricted deposit and short-term bank deposits, and certain investments in marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Investments in certain marketable securities are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

The Company values the Level 3 investments based on an externally developed valuation using discounted cash flow model, whose inputs include interest rate curves, credit spreads, bond prices, volatilities and illiquidity considerations. Unobservable inputs used in these models are significant to the fair value of the investments.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components; consisted of the following types of instruments as of December 31, 2011 and 2010, respectively:

	As of December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$17,580	$-	$17,580
Foreign currency derivative contracts	-	(638)	-	(638)

Total financial assets	$-	$16,942	$-	$16,942

	As of December 31, 2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Treasury Bills	$12,548	$-	$-	$12,548

Available-for-sale marketable securities	-	15,531	-	15,531
Foreign currency derivative contracts	-	412	-	412

Total financial assets	$12,548	$15,943	$-	$28,491

The following table presents the changes in Level 3 instruments measured on a recurring basis for the years ended December 31, 2010, no change in 2011. The Company's Level 3 instruments consist of marketable securities classified as available-for-sale.

Fair value measurements using significant unobservable inputs (Level 3):

Marketable Securities

Balance at January 1, 2009	$15,319

Total gains and losses (realized and unrealized)	-
Included in financial and other expenses, net	(3,036)
Included in other comprehensive loss	2,207
Purchases and sales	-

Balance at December 31, 2009	14,490

Total gains and losses (realized and unrealized)
Included in financial and other expenses, net	(2,238)
Included in other comprehensive loss	-
Purchases and sales	(12,252)

Balance at December 31, 2010	$-